EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 16 – EMPLOYEE BENEFIT PLANS

            The Bank contributes to a qualified profit-sharing plan covering employees who meet participation requirements.  The amount of the contribution is at the discretion of the Bank’s Board of Directors, up to the maximum deduction allowed for federal income tax purposes.  Contributions to the plan, which amounted to approximately $874, $764 and $1,170 in 2011, 2010 and 2009, respectively, are included in salaries and employee benefits expense.

            In 1992, the Bank formalized a nonqualified salary continuation plan for certain key officers.  In connection with this plan, the value of the single premium universal life insurance policies (approximately $960 at December 31, 2011 and approximately $933 at December 31, 2010) purchased in 1993 to fund the plan and the related liability (approximately $76 at December 31, 2011 and $112 at December 31, 2010) were included in other assets and other liabilities, respectively.  Net noncash income/expense recognized a gain on these policies of $18 in 2011, and recognized a loss of $3 in 2010.  Net noncash income/expense recognized a gain on these policies $20 in 2009.  These amounts are included in the above asset values.  The principal cost of the plan is accrued over the anticipated remaining period of active employment, based on the present value of the expected retirement benefit.  Beginning in January 2009, the Bank combined the income and expense related to the plan.

            In 1993, the Corporation and the Bank implemented a deferred compensation plan that permits directors to defer their director's fees and earn interest on the deferred amount.  Liability increases for current deferred fees, net of benefits paid, of approximately $521 for 2011, $532 for 2010 and $536 for 2009 have been recognized in the accompanying consolidated financial statements.  In connection with this plan, a single premium universal life insurance policy was purchased on the life of each director who elected to participate.  Net noncash income recognized on these policies of approximately $405 in 2011, $477 in 2010 and $355 in 2009 was included in the cash surrender values of $13,194, $12,788 and $11,518 reported in other assets at December 31, 2011, 2010 and 2009, respectively.

            In 1996, the Bank established an officer group term replacement/split-dollar plan to provide life insurance benefits that would continue after retirement.  A single premium universal life insurance policy was purchased to fund the plan and a split-dollar agreement was made with an irrevocable trust that specified the portion of the insurance proceeds that would become part of the trust.  The value of this policy ($1,275 at December 31, 2011 and $1,250 at December 31, 2010) is included in other assets, and net noncash income recognized on this policy of approximately $25 in 2011, $24 in 2010 and $29 in 2009 is included in the above asset values.

            In 2002, the Bank implemented a Director Split-Dollar Life Insurance Plan and an Executive Split-Dollar Life Insurance Plan.  The Bank purchased a single premium whole life insurance policy on the life of each participant and endorsed a portion of the policy death benefits to the insured’s estate, a trust or another individual.  The total life insurance purchased was $3,735 in 2002, approximately $190 in 2003 and approximately $253 in 2004.  Additional single premium universal life insurance policies, totaling approximately $154 in 2005, $623 in 2007, $559 in 2008, and $833 in 2009, and $254 in 2011, were purchased for new participants.  Net noncash income was recognized on these policies of approximately $270 in 2011 and $342 in 2010 and was included in the asset value of $8,192 as of December 31, 2011 ($7,670 as of December 31, 2010), which is a part of bank other assets.

              ASC Topic 715 requires the recognition of a liability and related compensation expense for endorsement split-dollar life insurance policies that provide a benefit to an employee that extends to post-retirement periods.  Life insurance policies purchased for the purpose of providing such benefits do not effectively settle an entity’s obligation to the employee.  Accordingly, the entity must recognize a liability and related compensation expense during the employee’s active service period based on the future cost of insurance to be incurred during the employee’s retirement.  If the entity has agreed to provide the employee with a death benefit, then the liability for the future death benefit should be recognized by following the guidance in ASC Topic 715.  This topic provides accounting guidance for postretirement benefits related to collateral assignment split-dollar life insurance arrangements, whereby the employee owns and controls the insurance policies. The consensus concludes that an employer should recognize a liability for the postretirement benefit in accordance with ASC Topic 715, as well as recognize an asset based on the substance of the arrangement with the employee. The guidance was effective for fiscal years beginning after December 15, 2010. The Corporation and the Bank adopted ASC Topic 715 on January 1, 2010, and the effect of adoption on the consolidated financial statements was a reduction in retained earnings of approximately $342 and an increase in accrued liabilities of approximately $342.

            The Bank is the beneficiary of the insurance policies that fund the salary continuation plan, the deferred compensation plan, the group term replacement/split-dollar plan and the split-dollar life insurance plans.  These policies had an aggregate current death benefit of $48,241 at December 31, 2011.